Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
35.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments that are not measured at fair value

1)	Fair value of financial instruments not measured at fair value but for which fair value is disclosed

Except bonds payable measured at amortized cost, the management considered that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values. The carrying amounts and fair value of bonds payable as of December 31, 2018 and 2019, respectively, were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2018	$16,985,936		$17,126,752
December 31, 2019	36,522,155	$1,221,068	36,766,117	$1,229,225

2)	Fair value hierarchy

The aforementioned fair value hierarchy of bonds payable was Level 3 which was determined based on discounted cash flow analysis with the applicable yield curve for the duration. The significant unobservable inputs is discount rates that reflected the credit risk of various counterparties.

b.	Fair value of financial instruments that are measured at fair value on a recurring basis

1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2018

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$1,557,714	$—	$1,557,714
Forward exchange contracts	—	32,070	—	32,070
Non-derivative financial assets
Quoted ordinary shares	5,151,255	—	—	5,151,255
Open-end mutual funds	581,800	—	—	581,800
Unquoted preferred shares	—	—	275,000	275,000
Private-placement funds	—	—	200,123	200,123
Hybrid financial assets
Private-placement convertible bonds	—	100,496	—	100,496

	$5,733,055	$1,690,280	$475,123	$7,898,458

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$540,730	$540,730
Limited partnership	—	—	39,669	39,669
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,016,924	1,016,924

	$—	$—	$1,597,323	$1,597,323
Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$29,058	$—	$29,058
Forward exchange contracts	—	7,597	—	7,597

	$—	$36,655	$—	$36,655

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2019

Financial assets at FVTPL
Derivative financial assets
Forward exchange contracts	$—	$—	$104,308	$3,487	$—	$—	$104,308	$3,487
Swap contracts	—	—	56,561	1,891	—	—	56,561	1,891
Call option	—	—	—	—	24,556	821	24,556	821
Non-derivative financial assets
Quoted ordinary shares	3,460,123	115,685	—	—	—	—	3,460,123	115,685
Open-end mutual funds	662,290	22,143	—	—	—	—	662,290	22,143
Private-placement funds	—	—	—	—	603,718	20,184	603,718	20,184
Unquoted preferred shares	—	—	—	—	377,440	12,619	377,440	12,619

	$4,122,413	$137,828	$160,869	$5,378	$1,005,714	$33,624	$5,288,996	$176,830

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$—	$—	$565,028	$18,891	$565,028	$18,891
Unquoted preferred shares	—	—	—	—	158,718	5,306	158,718	5,306
Limited partnership	—	—	—	—	32,157	1,075	32,157	1,075
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	—	—	1,014,872	33,931	1,014,872	33,931
Trade receivables, net	—	—	—	—	2,029,690	67,860	2,029,690	67,860

	$—	$—	$—	$—	$3,800,465	$127,06	$3,800,465	$127,06

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$—	$862,581	$28,839	$—	$—	$862,581	$28,839
Forward exchange contracts	—	—	110,990	3,711	—	—	110,990	3,711

	$—	$—	$973,571	$32,550	$—	$—	$973,571	$32,550

For the financial assets and liabilities that were measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2018 and 2019.

2)	Reconciliation of Level 3 fair value measurements of financial assets

For the year ended December 31, 2018

	Financial Assets at FVTPL	Financial Assets at FVTOCI		Total
Financial Assets	Equity Instruments	Equity Instruments	Debt Instruments
	NT$	NT$	NT$	NT$

Balance at January 1	$—	$908,549	$1,080,000	$1,988,549
Recognized in profit or loss	(2,313)	—	—	(2,313)
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	—	(224,172)	(63,076)	(287,248)
Purchases	477,436	105,000	—	582,436
Disposals	—	(208,978)	—	(208,978)

Balance at December 31	$475,123	$580,399	$1,016,924	$2,072,446

For the year ended December 31, 2019

	FVTPL		FVTOCI
Financial Assets	Equity Instruments		Equity Instruments		Debt Instruments		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Balance at January 1	$475,123	$15,885	$580,399	$19,405	$1,016,924	$34,000	$2,072,446	$69,290
Recognized in profit or loss	3,431	115	—	—	—	—	3,431	115
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(216,121)	(7,226)	(2,052)	(69)	(218,173)	(7,295)
Effects of foreign currency exchange	(14,368)	(480)	(5,695)	(190)	—	—	(20,063)	(670)
Net increase in trade receivables	—	—	—	—	3,171,205	106,025	3,171,205	106,025
Trade receivables factoring	—	—	—	—	(1,141,515)	(38,165)	(1,141,515)	(38,165)
Purchases	541,528	18,105	409,985	13,707	—	—	951,513	31,812
Disposals	—	—	(12,665)	(424)	—	—	(12,665)	(424)

Balance at December 31	$1,005,714	$33,624	$755,903	$25,272	$3,044,562	$101,791	$4,806,179	$160,687

3)	Valuation techniques and assumptions applied for the purpose of measuring fair value

a)	Valuation techniques and inputs applied for the purpose of measuring Level 2 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Derivatives - swap contracts and forward exchange contracts
Discounted cash flows - Future cash flows are estimated based on observable forward exchange rates at balance sheet dates and contract forward exchange rates, discounted at rates that reflected the credit risk of various counterparties.

Private-placement convertible bonds
Discounted cash flows - Future cash flows are estimated based on observable stock prices at balance sheet dates and contract conversion prices, discounted at rates that reflected the credit risk of various counterparties.

b)	Valuation techniques and inputs applied for the purpose of measuring Level 3 fair value measurement

The fair value of unquoted ordinary shares, unquoted preferred shares, limited partnership and private-placement funds were determined by using market approach and asset-based approach. The significant unobservable inputs were the discount rates for lack of marketability of 20% to 30%. If the discount rates for lack of marketability to the valuation model increased by 1% to reflect reasonably possible alternative assumptions while all other variables held constant, the fair value of unquoted shares would have decreased approximately by NT$7,700 thousand and NT$7,200 thousand (US$241 thousand) as of December 31, 2018 and 2019, respectively.

The fair values of the unsecured subordinate corporate bonds were determined using income approach based on a discounted cash flow analysis. The significant unobservable input was the discount rate that reflects the credit risk of the counterparty. If the discount rate increased by 0.1% while all other variables held constant, the fair value of the bonds would have decreased approximately by NT$7,000 thousand and NT$6,000 thousand (US$201 thousand) as of December 31, 2018 and 2019, respectively.

The fair value of accounts receivables measured at FVTOCI are determined based on the present value of future cash flows that reflect the credit risk of counterparties. Since the discount effect was not significant, the Group measured its fair value by using the nominal values.

The fair value of the call option was determined using Black-Scholes Options Pricing Model, of which the significant unobservable input was the discount rate for lack of marketability of 20%. If the discount rate increased by 0.1% while all other variables held constant, the fair value of the call option would have decreased approximately by NT$855 thousand (US$29 thousand) as of December 31, 2019.

c.	Categories of financial instruments

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$7,898,458	$5,288,996	176,830
Measured at amortized cost (Note 1)	139,866,736	139,668,804	4,669,636
FVTOCI
Equity instruments	580,399	755,903	25,272
Debt instruments	1,016,924	1,014,872	33,931
Trade receivables, net	—	2,029,690	67,860

Financial liabilities

FVTPL
Held for trading	36,655	973,571	32,550
Financial liabilities for hedging	3,899,634	3,233,301	108,101
Measured at amortized cost (Note 2)	286,035,732	310,187,110	10,370,681

Note 1:      The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:      The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

d.	Financial risk management objectives and policies

The derivative instruments used by the Group were to mitigate risks arising from ordinary business operations. All derivative transactions entered into by the Group were designated as either hedging or trading. Derivative transactions entered into for hedging purposes must hedge risk against fluctuations in foreign exchange rates and interest rates arising from operating activities. The currencies and the amount of derivative instruments held by the Group must match its hedged assets and liabilities denominated in foreign currencies.

The Group’s risk management department monitored risks to mitigate risk exposures, reported unsettled position, transaction balances and related gains or losses to the Group’s chief financial officer on monthly basis.

1)	Market risk

The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Gains or losses arising from fluctuations in foreign currency exchange rates of a variety of derivative financial instruments were approximately offset by those of hedged items. Interest rate risk was not significant due to the cost of capital was expected to be fixed.

There had been no change to the Group’s exposure to market risks or the manner in which these risks were managed and measured.

a)	Foreign currency exchange rate risk

The Group had sales and purchases as well as financing activities denominated in foreign currency which exposed the Group to foreign currency exchange rate risk. The Group entered into a variety of derivative financial instruments to hedge foreign currency exchange rate risk to minimize the fluctuations of assets and liabilities denominated in foreign currencies.

The carrying amounts of the Group’s foreign currency denominated monetary assets and liabilities (including those eliminated upon consolidation) as well as derivative instruments which exposed the Group to foreign currency exchange rate risk at each balance sheet date are presented in Note 40.

The Group was mainly subject to the impact from the exchange rate fluctuation in US$ and JPY against NT$ or CNY. 1% is the sensitivity rate used when reporting foreign currency exchange rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency exchange rates. The sensitivity analysis included financial assets and liabilities and inter-company receivables and payables within the Group. The changes in profit before income tax due to a 1% change in US$ and JPY both against NT$ and CNY would be NT$101,000 thousand, NT$129,000 thousand and NT$82,000 thousand (US$2,742 thousand) for the years ended December 31, 2017, 2018 and 2019, respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the foreign currency monetary items at the end of each year. As the year-end exposure did not reflect the exposure for the years ended December 31, 2017, 2018 and 2019, the abovementioned sensitivity analysis was unrepresentative of those respective years.

Hedge accounting

The Group’s hedging strategy was to lift foreign currency borrowings to avoid 100% exchange rate exposure from its equity instruments denominated in foreign currency, which was designated as fair value hedges. Hedge adjustments were made to totally offset the foreign exchange gains or losses from those equity instruments denominated in foreign currency when they were evaluated based on the exchange rates on each balance sheet date.

The source of hedge ineffectiveness in these hedging relationships was the material difference between the notional amounts of borrowings denominated in foreign currency and the cost of those equity instruments denominated in foreign currency. No other sources of ineffectiveness is expected to emerge from these hedging relationships.

b)	Interest rate risk

Except a portion of long-term borrowings and bonds payable at fixed interest rates, the Group was exposed to interest rate risk because group entities borrowed funds at floating interest rates. Changes in market interest rates led to variances in effective interest rates of borrowings from which the future cash flow fluctuations arise. The Group utilized financing instruments with low interest rates and favorable terms to maintain low financing cost, adequate banking facilities, as well as to hedge interest rate risk.

The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)
Fair value interest rate risk
Financial liabilities	$17,485,561	$41,952,056	$1,402,610

Cash flow interest rate risk
Financial assets	32,942,747	46,467,663	1,553,583
Financial liabilities	172,737,393	169,709,237	5,673,997

For assets and liabilities with floating interest rates, a 100 basis point increase or decrease was used when reporting interest rate risk internally to key management personnel. If interest rates had been 100 basis points (1%) higher or lower and all other variables held constant, the Group’s profit before income tax for the years ended December 31, 2017, 2018 and 2019 would have decreased or increased approximately by NT$24,000 thousand, NT$1,398,000 thousand and NT$1,232,000 thousand (US$41,190 thousand), respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the interest rate items at the end of each year. As the year-end exposure did not reflect the exposure for the years ended December 31, 2017, 2018 and 2019, the abovementioned sensitivity analysis was unrepresentative of those respective periods.

c)	Other price risk

The Group was exposed to equity price risk through its investments in financial assets at FVTPL (except swap contracts and forward exchange contracts) and financial assets at FVTOCI. If equity price was 1% higher or lower, profit before income tax for the years ended December 31, 2017, 2018 and 2019 would have increased or decreased approximately by NT$52,000 thousand, NT$64,000 thousand and NT$51,000 thousand (US$1,705 thousand), respectively, and other comprehensive income before income tax for the years ended December 31, 2017, 2018 and 2019 would have increased or decreased approximately by NT$13,000 thousand, NT$16,000 thousand and NT$8,000 thousand (US$267 thousand), respectively.

2)	Credit risk

Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, trade and other receivables and other financial assets. The Group’s maximum exposure to credit risk was the carrying amounts of financial assets in the consolidated balance sheets.

As of December 31, 2018 and 2019, the Group’s five largest customers accounted for 36% and 37% of trade receivables, respectively. The Group transacts with a large number of unrelated customers and, thus, no concentration of credit risk was observed.

3)	Liquidity risk

The Group manages liquidity risk by maintaining adequate working capital and banking facilities to fulfill the demand for cash flow used in the Group’s operation and capital expenditure. The Group also monitors its compliance with all the loan covenants. Liquidity risk is not considered to be significant.

In the table below, financial liabilities with a repayment on demand clause were included in the earliest time band regardless of the probability of counter-parties choosing to exercise their rights. The maturity dates for other non-derivative financial liabilities were based on the agreed repayment dates.

To the extent that interest flows are floating rate, the undiscounted amounts were derived from the interest rates at each balance sheet date.

December 31, 2018

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$33,156,044	$34,493,000	$6,899,093	$57,375	$196,523
Floating interest rate liabilities	15,762,004	7,127,606	25,510,718	131,014,040	—
Fixed interest rate liabilities	7,677,097	4,811,536	242,461	13,621,814	4,367,546

	$56,595,145	$46,432,142	$32,652,272	$144,693,229	$4,564,069

December 31, 2019

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$35,283,757	$38,803,904	$7,989,256	$33,797	$184,338
Obligation under leases	75,388	115,297	532,747	1,536,600	4,412,859
Floating interest rate liabilities	10,740,844	6,708,303	18,868,999	133,341,087	7,190,891
Fixed interest rate liabilities	6,819,585	3,712,979	2,281,375	34,405,594	3,689,219

	$52,919,574	$49,340,483	$29,672,377	$169,317,078	$15,477,307

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Non-derivative financial liabilities

Non-interest bearing	$1,179,664	$1,297,356	$267,110	$1,130	$6,163
Obligation under leases	2,520	3,855	17,812	51,374	147,538
Floating interest rate liabilities	359,105	224,283	630,859	4,458,077	240,418
Fixed interest rate liabilities	228,004	124,138	76,275	1,150,304	123,344

	$1,769,293	$1,649,632	$992,056	$5,660,885	$517,463

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$723,432	$1,536,600	$1,454,128	$856,825	$712,696	$1,389,210

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$24,187	$51,374	$48,617	$28,647	$23,828	$46,446

The amounts included above for floating interest rate instruments for non-derivative financial liabilities were subject to change if changes in floating interest rates differ from those estimates of interest rates determined at each balance sheet date.

The following table detailed the Group’s liquidity analysis for its derivative financial instruments. The table was based on the undiscounted contractual net cash inflows and outflows on derivative instruments settled on a net basis, and the undiscounted gross cash inflows and outflows on those derivatives that require gross settlement. When the amounts payable or receivable are not fixed, the amounts disclosed have been determined by reference to the projected interest rates as illustrated by the yield curves at each balance sheet date.

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2018

Net settled
Forward exchange contracts	$2,040	$1,620	$—

Gross settled
Forward exchange contracts
Inflows	$2,580,194	$466,489	$—
Outflows	(2,556,607)	(460,725)	—
	23,587	5,764	—

Swap contracts
Inflows	14,136,620	9,214,500	38,160,316
Outflows	(13,946,583)	(8,650,320)	(36,596,419)
	190,037	564,180	1,563,897

	$213,624	$569,944	$1,563,897

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2019

Net settled
Forward exchange contracts	$(74,864)	$(13,246)	$—

Gross settled
Forward exchange contracts
Inflows	$9,296,123	$4,420,233	$230,354
Outflows	(9,248,333)	(4,392,070)	(227,848)
	47,790	28,163	2,506

Swap contracts
Inflows	10,187,215	15,025,154	34,327,100
Outflows	(10,163,964)	(15,032,603)	(34,773,848)
	23,251	(7,449)	(446,748)

	$71,041	$20,714	$(444,242)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2019

Net settled
Forward exchange contracts	$(2,503)	$(443)	$—

Gross settled
Forward exchange contracts
Inflows	310,803	147,784	7,701
Outflows	(309,205)	(146,843)	(7,618)
	1,598	941	83

Swap contracts
Inflows	340,595	502,345	1,147,680
Outflows	(339,818)	(502,594)	(1,162,616)
	777	(249)	(14,936)

	$2,375	$692	$(14,853)